Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents (Note 2 (e))	$ 67,267	$ 38,726
Accounts receivable, net of provision for credit losses (Notes 2 (g), (h) and 3)	8,280	9,110
Deferred voyage expenses (Note 2 (n))	0	20
Inventories (Note 2 (i))	2,203	3,037
Prepaid expenses and other assets	2,164	2,524
Current assets from discontinued operations (Note 2 (y))	0	46
Total current assets	79,914	53,463
FIXED ASSETS:
Advances for vessels under construction and other vessels' costs (Note 5)	11,303	0
Vessels, net (Notes 2 (j), (k), (l) and 6)	202,108	236,607
Property and equipment, net	44	72
Total fixed assets	213,455	236,679
NON-CURRENT ASSETS:
Restricted cash, non-current (Notes 2 (f) and 7)	1,000	1,000
Right of use asset under operating leases (Note 8)	99	163
Deferred charges, net (Note 2 (p))	1,798	1,098
Other non-current assets (Notes 2 (j) and 6)	0	522
Prepaid charter revenue	0	54
Total non-current assets	2,897	2,837
Total assets	296,266	292,979
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 7)	7,427	16,746
Accounts payable, trade and other	4,630	4,580
Due to related parties (Note 4)	$ 245	$ 335
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 2,976	$ 2,889
Deferred revenue (Note 3)	0	1,378
Lease liabilities, current (Note 8)	66	73
Current liabilities from discontinued operations (Note 2 (y))	0	98
Total current liabilities	15,344	26,099
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 7)	47,459	110,929
Other liabilities, non-current	214	156
Long-term lease liabilities (Note 8)	33	90
Commitments and contingencies (Note 8)	0	0
Fair value of warrants' liability (Note 9)	32	0
Total long-term liabilities	47,738	111,175
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 50,726 and 136,261 Series B, and 1,428,372 and 1,314,792 Series C issued and outstanding as at December 31, 2023 and 2022, respectively (Note 9)	15	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 12,279,676 and 4,187,588 issued and outstanding as at December 31, 2023 and 2022, respectively (Note 9)	123	42
Additional paid-in capital (Note 9)	534,112	513,623
Other comprehensive income	49	66
Accumulated deficit	(301,115)	(358,041)
Total stockholders' equity	233,184	155,705
Total liabilities and stockholders' equity	$ 296,266	$ 292,979